Note Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Note Payable (Details) [Line Items]
Note payable	$ 150,000	$ 150,000
Accrued interest	$ 25,000	$ 21,500
Outstanding Note Payable [Member]
Note Payable (Details) [Line Items]
Interest rate percentage	10.00%	10.00%